Investment Securities, Contractual Maturities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale securities: [Abstract]
Contractual maturities, Total amount, available-for-sale	$ 248,622	$ 232,414
Weighted average yield contractual maturities, Total, available-for-sale	3.69%	3.91%
Due within 1 year, Contractual maturities, available-for-sale	12,084	5,034
Percentage of weighted average yield, Due within 1 year, available-for-sale	1.99%	2.28%
Due in 1-5 years, Contractual maturities, available-for-sale	20,384	36,092
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.75%	2.37%
Due in 5-10 years, Contractual maturities, available-for-sale	25,293	28,052
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.14%	3.07%
Due in 10 years or more, Contractual maturities, available-for-sale	190,861	163,236
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.97%	4.44%
Held-to-maturity securities: [Abstract]
Held-to-maturity, at fair value	12,247	0
Weighted average yield contractual maturities, Total, held-to-maturity	2.92%
Due within 1 year, Contractual maturities, held-to-maturity	195
Percentage of weighted average yield, Due within 1 year, held-to-maturity	1.72%
Due in 1-5 years, Contractual maturities, held-to-maturity	4,468
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity	1.87%
Due in 5-10 years, Contractual maturities, held-to-maturity	1,379
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity	1.98%
Due in 10 years or more, Contractual maturities, held-to-maturity	6,205
Percentage of weighted average yield, Due after 10 years, held-to-maturity	3.90%
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities: [Abstract]
Contractual maturities, Total amount, available-for-sale	6,280	7,146
Weighted average yield contractual maturities, Total, available-for-sale	1.66%	1.59%
Due within 1 year, Contractual maturities, available-for-sale	86	376
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.54%	0.43%
Due in 1-5 years, Contractual maturities, available-for-sale	701	661
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	1.45%	1.24%
Due in 5-10 years, Contractual maturities, available-for-sale	5,493	6,109
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	1.71%	1.70%
Due in 10 years or more, Contractual maturities, available-for-sale	0	0
Percentage of weighted average yield, Due after 10 years, available-for-sale	0.00%	0.00%
Securities of U.S. states and political subdivisions [Member]
Available-for-sale securities: [Abstract]
Contractual maturities, Total amount, available-for-sale	42,536	38,676
Weighted average yield contractual maturities, Total, available-for-sale	5.30%	5.29%
Due within 1 year, Contractual maturities, available-for-sale	4,915	1,861
Percentage of weighted average yield, Due within 1 year, available-for-sale	1.84%	2.61%
Due in 1-5 years, Contractual maturities, available-for-sale	7,901	11,620
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.19%	2.18%
Due in 5-10 years, Contractual maturities, available-for-sale	3,151	3,380
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	5.19%	5.51%
Due in 10 years or more, Contractual maturities, available-for-sale	26,569	21,815
Percentage of weighted average yield, Due after 10 years, available-for-sale	6.89%	7.15%
Mortgage-backed securities: [Member]
Available-for-sale securities: [Abstract]
Contractual maturities, Total amount, available-for-sale	148,791	133,184
Weighted average yield contractual maturities, Total, available-for-sale	3.65%	4.12%
Due within 1 year, Contractual maturities, available-for-sale	1	1
Percentage of weighted average yield, Due within 1 year, available-for-sale	7.14%	5.40%
Due in 1-5 years, Contractual maturities, available-for-sale	450	184
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.78%	4.37%
Due in 5-10 years, Contractual maturities, available-for-sale	1,128	1,814
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.52%	2.95%
Due in 10 years or more, Contractual maturities, available-for-sale	147,212	131,185
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.66%	4.13%
Federal agencies [Member]
Available-for-sale securities: [Abstract]
Contractual maturities, Total amount, available-for-sale	117,591	97,285
Weighted average yield contractual maturities, Total, available-for-sale	3.33%	3.82%
Due within 1 year, Contractual maturities, available-for-sale	1	1
Percentage of weighted average yield, Due within 1 year, available-for-sale	7.14%	5.40%
Due in 1-5 years, Contractual maturities, available-for-sale	398	106
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.71%	4.87%
Due in 5-10 years, Contractual maturities, available-for-sale	956	1,144
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.46%	3.41%
Due in 10 years or more, Contractual maturities, available-for-sale	116,236	96,034
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.33%	3.83%
Held-to-maturity securities: [Abstract]
Held-to-maturity, at fair value	6,205
Weighted average yield contractual maturities, Total, held-to-maturity	3.90%
Due within 1 year, Contractual maturities, held-to-maturity	0
Percentage of weighted average yield, Due within 1 year, held-to-maturity	0.00%
Due in 1-5 years, Contractual maturities, held-to-maturity	0
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity	0.00%
Due in 5-10 years, Contractual maturities, held-to-maturity	0
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity	0.00%
Due in 10 years or more, Contractual maturities, held-to-maturity	6,205
Percentage of weighted average yield, Due after 10 years, held-to-maturity	3.90%
Residential [Member]
Available-for-sale securities: [Abstract]
Contractual maturities, Total amount, available-for-sale	12,453	15,931
Weighted average yield contractual maturities, Total, available-for-sale	4.31%	4.38%
Due within 1 year, Contractual maturities, available-for-sale	0	0
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	0	0
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	0.00%	0.00%
Due in 5-10 years, Contractual maturities, available-for-sale	113	569
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	5.43%	2.06%
Due in 10 years or more, Contractual maturities, available-for-sale	12,340	15,362
Percentage of weighted average yield, Due after 10 years, available-for-sale	4.30%	4.47%
Commercial [Member]
Available-for-sale securities: [Abstract]
Contractual maturities, Total amount, available-for-sale	18,747	19,968
Weighted average yield contractual maturities, Total, available-for-sale	5.24%	5.33%
Due within 1 year, Contractual maturities, available-for-sale	0	0
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	52	78
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	3.33%	3.69%
Due in 5-10 years, Contractual maturities, available-for-sale	59	101
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	0.96%	2.84%
Due in 10 years or more, Contractual maturities, available-for-sale	18,636	19,789
Percentage of weighted average yield, Due after 10 years, available-for-sale	5.26%	5.35%
Corporate debt securities [Member]
Available-for-sale securities: [Abstract]
Contractual maturities, Total amount, available-for-sale	21,227	21,333
Weighted average yield contractual maturities, Total, available-for-sale	4.18%	4.26%
Due within 1 year, Contractual maturities, available-for-sale	6,136	1,037
Percentage of weighted average yield, Due within 1 year, available-for-sale	2.06%	4.29%
Due in 1-5 years, Contractual maturities, available-for-sale	7,255	12,792
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	4.22%	3.19%
Due in 5-10 years, Contractual maturities, available-for-sale	6,528	6,099
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	5.80%	6.14%
Due in 10 years or more, Contractual maturities, available-for-sale	1,308	1,405
Percentage of weighted average yield, Due after 10 years, available-for-sale	5.77%	5.88%
Collateralized loan and other debt obligations [Member]
Available-for-sale securities: [Abstract]
Contractual maturities, Total amount, available-for-sale	20,159	13,188
Weighted average yield contractual maturities, Total, available-for-sale	1.59%	1.35%
Due within 1 year, Contractual maturities, available-for-sale	40	44
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.25%	0.96%
Due in 1-5 years, Contractual maturities, available-for-sale	1,100	1,246
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	0.63%	0.71%
Due in 5-10 years, Contractual maturities, available-for-sale	7,750	7,376
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	1.29%	1.01%
Due in 10 years or more, Contractual maturities, available-for-sale	11,269	4,522
Percentage of weighted average yield, Due after 10 years, available-for-sale	1.89%	2.08%
Other [Member]
Available-for-sale securities: [Abstract]
Contractual maturities, Total amount, available-for-sale	9,629	18,887
Weighted average yield contractual maturities, Total, available-for-sale	1.80%	1.85%
Due within 1 year, Contractual maturities, available-for-sale	906	1,715
Percentage of weighted average yield, Due within 1 year, available-for-sale	2.53%	1.14%
Due in 1-5 years, Contractual maturities, available-for-sale	2,977	9,589
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	1.74%	1.75%
Due in 5-10 years, Contractual maturities, available-for-sale	1,243	3,274
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	1.64%	2.11%
Due in 10 years or more, Contractual maturities, available-for-sale	4,503	4,309
Percentage of weighted average yield, Due after 10 years, available-for-sale	1.73%	2.14%
Held-to-maturity securities: [Abstract]
Held-to-maturity, at fair value	6,042
Weighted average yield contractual maturities, Total, held-to-maturity	1.89%
Due within 1 year, Contractual maturities, held-to-maturity	195
Percentage of weighted average yield, Due within 1 year, held-to-maturity	1.72%
Due in 1-5 years, Contractual maturities, held-to-maturity	4,468
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity	1.87%
Due in 5-10 years, Contractual maturities, held-to-maturity	1,379
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity	1.98%
Due in 10 years or more, Contractual maturities, held-to-maturity	$ 0
Percentage of weighted average yield, Due after 10 years, held-to-maturity	0.00%